TAXATION - Movement of Valuation Allowances (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TAXATION
At beginning of year	¥ (357,198)	¥ (243,141)	¥ (217,124)
Current year additions	(744,084)	(222,649)	(216,260)
Utilization and reversal of valuation allowances	53,288	108,592	111,296
Decrease of valuation allowances related to the disposal of a subsidiary			78,947
At end of year	¥ (1,047,994)	¥ (357,198)	¥ (243,141)